DBX ETF Trust | 1
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 96.2%
Alabama — 1.1%
Black Belt Energy Gas District,
Natural Gas Revenue,
Series K, 5.00%, 10/1/33
(Cost $1,542,226)
1,500,000 1,556,161
Arizona — 2.7%
Arizona Department of
Transportation State Highway
Fund Revenue, Fuel Sales Tax
Revenue,
5.00%, 7/1/27
1,000,000 1,021,012
Salt River Project Agricultural
Improvement & Power
District, Electric, Power &
Light Revenue,
Series B, 5.25%, 1/1/53
2,650,000 2,733,861
(Cost $3,906,726)
3,754,873
California — 13.6%
Bay Area Toll Authority, Highway
Revenue Tolls,
Series F-2, 5.00%, 4/1/41
1,000,000 1,066,104
Series F-1, 5.00%, 4/1/54
500,000 513,625
California Enterprise
Development Authority
Series A, 5.25%, 11/1/49
500,000 525,488
Series A, 5.25%, 11/1/54
100,000 104,127
Series A, 5.50%, 11/1/59
550,000 582,143
California Infrastructure &
Economic Development Bank,
Recreational Revenue,
5.00%, 7/1/56
1,000,000 1,023,407
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 4.00%, 5/15/49
275,000 240,743
Series A, AMT, 5.00%, 5/15/51
135,000 135,333
City of Riverside CA Electric
Revenue, Electric, Power &
Light Revenue,
Series A, 5.00%, 10/1/49
150,000 155,892
City of San Francisco CA Public
Utilities Commission Water
Revenue, Water Revenue,
Series C, 4.00%, 11/1/50
600,000 554,895
Series A, 5.00%, 11/1/50
500,000 514,562
Series D, 5.00%, 11/1/55
200,000 206,549
East Bay Municipal Utility
District Water System
Revenue, Water Revenue,
Series A, 5.00%, 6/1/50
500,000 525,331
Series A, 5.00%, 6/1/55
300,000 313,042
Principal
Amount $ Value $
Los Angeles County
Metropolitan Transportation
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series B, 5.00%, 6/1/37
500,000 558,561
Series B, 5.00%, 6/1/39
250,000 273,893
Los Angeles County
Metropolitan Transportation
Authority, Highway Revenue
Tolls,
Series A, 5.00%, 6/1/40
500,000 530,526
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series C, 5.00%, 7/1/41
60,000 63,107
Series C, 5.00%, 7/1/43
205,000 211,319
Series A, 5.00%, 7/1/50
210,000 212,549
Series A, 5.25%, 7/1/53
800,000 821,073
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series E, 5.00%, 7/1/38
500,000 529,546
Series C, 5.00%, 7/1/39
410,000 432,581
Series C, 5.00%, 7/1/40
50,000 52,667
Series C, 5.00%, 7/1/42
175,000 180,044
Series C, 5.00%, 7/1/44
115,000 118,281
Series D, 5.00%, 7/1/47
500,000 510,909
Series B, 5.00%, 7/1/48
500,000 505,435
Series A, 5.00%, 7/1/51
1,000,000 1,008,518
Series C, 5.00%, 7/1/51
250,000 253,569
Metropolitan Water District of
Southern California, Water
Revenue,
Series A, 5.00%, 4/1/48
265,000 277,274
Municipal Improvement Corp. of
Los Angeles
Series A, 5.25%, 5/1/50
450,000 468,570
San Diego County Regional
Airport Authority, Private
Airport & Marina Revenue,
Series B, 5.00%, 7/1/48
175,000 176,520
Series A, 5.00%, 7/1/51
500,000 512,928
San Francisco City & County
Airport Comm-San Francisco
International Airport, Private
Airport & Marina Revenue,
Series B, 5.00%, 5/1/52
500,000 512,138
Series A, 5.25%, 5/1/55
1,800,000 1,842,890
Series A, 5.50%, 5/1/55
600,000 626,072
San Francisco City & County
Public Utilities Commission
Wastewater Revenue, Sewer
Revenue,
Series C, 5.00%, 10/1/49
200,000 208,270
Series C, 5.00%, 10/1/54
700,000 722,217

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
San Francisco Municipal
Transportation Agency,
Transit Revenue,
Series C, 5.00%, 3/1/51
500,000 506,852
Southern California Public
Power Authority, Electric,
Power & Light Revenue,
Series 1, 5.00%, 7/1/50
700,000 710,894
(Cost $19,927,351)
19,288,444
Colorado — 3.1%
City & County of Denver Co.
Airport System Revenue,
Private Airport & Marina
Revenue,
Series A, 5.00%, 11/15/36
265,000 279,732
Sub-Series  A, AMT, 5.00%,
12/1/36
300,000 325,416
Series A, 5.50%, 11/15/38
110,000 118,847
Series A, 5.50%, 11/15/42
450,000 477,427
Series A, 5.00%, 11/15/47
100,000 100,824
Series D, 5.00%, 11/15/53
600,000 600,202
Series A, 5.50%, 11/15/53
300,000 308,825
City & County of Denver
Co. Dedicated Excise Tax
Revenue, Hotel Occupancy
Tax,
Series A, 4.00%, 8/1/51
700,000 612,697
City of Colorado Springs CO
Utilities System Revenue,
Multiple Utility Revenue,
Series B, 4.00%, 11/15/51
100,000 90,057
City of Colorado Springs Co.
Utilities System Revenue,
Multiple Utility Revenue,
Series A, 5.25%, 11/15/55
1,400,000 1,465,629
(Cost $4,693,483)
4,379,656
Connecticut — 0.3%
State of Connecticut Special
Tax Revenue, Fuel Sales Tax
Revenue,
Series A, 5.00%, 7/1/37
300,000 326,463
Series A, 5.25%, 7/1/43
155,000 165,534
(Cost $508,789)
491,997
District of Columbia — 0.4%
Metropolitan Washington
Airports Authority Aviation
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 10/1/46
(Cost $673,354)
600,000 604,356
Principal
Amount $ Value $
Florida — 8.5%
Broward County FL Water &
Sewer Utility Revenue, Water
Revenue,
Series A, 4.00%, 10/1/47
640,000 592,846
City of Fort Lauderdale Fl Water
& Sewer Revenue, Water
Revenue,
Series B, 5.50%, 9/1/48
400,000 426,308
City of Gainesville FL Utilities
System Revenue, Multiple
Utility Revenue,
Series B, 5.00%, 10/1/31
1,000,000 1,078,421
City of Miami Fl, Miscellaneous
Taxes,
Series A, 5.00%, 3/1/48
200,000 204,216
Series A, 5.25%, 3/1/53
200,000 206,039
City of Tampa FL Water &
Wastewater System Revenue,
Water Revenue,
Series A, 5.25%, 10/1/57
300,000 310,051
County of Lee Fl Airport
Revenue, Private Airport &
Marina Revenue,
5.25%, 10/1/54
400,000 402,699
County of Manatee FL Public
Utilities Revenue, Water
Revenue
4.00%, 10/1/48
550,000 490,878
County of Miami-Dade Fl
Aviation Revenue, Private
Airport & Marina Revenue,
Series B, 5.25%, 10/1/55
1,500,000 1,536,829
County of Miami-Dade FL
Aviation Revenue, Private
Airport & Marina Revenue,
Series A, 5.50%, 10/1/55
175,000 180,422
County of Miami-Dade FL Water
& Sewer System Revenue,
Water Revenue,
4.00%, 10/1/46
255,000 230,350
4.00%, 10/1/48
450,000 400,733
Series B, 4.00%, 10/1/49
500,000 440,793
4.00%, 10/1/51
100,000 85,564
County of Miami-Dade Seaport
Department, Private Airport &
Marina Revenue,
Series A, 5.25%, 10/1/52
1,200,000 1,213,654
Greater Orlando Aviation
Authority, Private Airport &
Marina Revenue,
5.25%, 10/1/51
300,000 304,149
JEA Electric System Revenue,
Electric, Power & Light
Revenue,
Series A, 5.25%, 10/1/56
500,000 517,825

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
JEA Water & Sewer System
Revenue, Water Revenue,
Series A, 5.25%, 10/1/49
1,250,000 1,286,690
Series A, 5.00%, 10/1/51
1,000,000 1,028,422
Series A, 5.50%, 10/1/54
530,000 555,391
Orlando Utilities Commission,
Water Revenue,
Series A, 5.00%, 10/1/48
200,000 205,729
Tampa Bay Water, Water
Revenue,
5.00%, 10/1/52
400,000 405,245
(Cost $12,629,265)
12,103,254
Georgia — 2.5%
City of Atlanta GA Department
of Aviation, Private Airport &
Marina Revenue,
Series B-1, 5.25%, 7/1/39
200,000 215,081
Series B, AMT, 4.00%, 7/1/49
200,000 175,509
Series A-1, 5.00%, 7/1/49
540,000 551,320
Series B-1, 5.25%, 7/1/50
1,000,000 1,019,946
City of Atlanta GA Water &
Wastewater Revenue, Water
Revenue,
5.00%, 11/1/39
390,000 426,038
City of Cartersville GA Water
& Sewer Revenue, Water
Revenue,
5.00%, 6/1/56
200,000 204,300
Georgia Ports Authority, Private
Airport & Marina Revenue,
5.25%, 7/1/52
200,000 206,587
Municipal Electric Authority of
Georgia, Nuclear Revenue,
Series A, 5.50%, 7/1/63
750,000 757,707
(Cost $3,657,990)
3,556,488
Hawaii — 1.1%
State of Hawaii Airports System
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/51
500,000 501,749
Series A, 5.25%, 7/1/51
500,000 512,431
Series A, 5.50%, 7/1/54
500,000 518,861
(Cost $1,581,308)
1,533,041
Illinois — 4.2%
Chicago O'Hare International
Airport, Private Airport &
Marina Revenue,
Series A, 5.25%, 1/1/48
1,000,000 1,014,014
Series B, 5.25%, 1/1/53
110,000 112,529
Series B, 5.25%, 1/1/56
200,000 202,601
Series A, 5.50%, 1/1/59
1,150,000 1,175,551
Series B, 5.50%, 1/1/59
1,000,000 1,042,687
Principal
Amount $ Value $
Chicago Transit Authority Sales
Tax Receipts Fund, Sales Tax
Revenue,
Series A, 5.00%, 12/1/52
160,000 160,413
City of Chicago IL Wastewater
Transmission Revenue, Sewer
Revenue,
Series A, 5.25%, 1/1/48
85,000 87,449
Series A, 5.25%, 1/1/53
500,000 511,390
City of Chicago IL Waterworks
Revenue, Water Revenue,
Series A, 5.50%, 11/1/62
200,000 205,922
Illinois Finance Authority, Health
Hospitality Nursehome
Revenue,
Series A, 5.00%, 11/15/30
1,310,000 1,382,097
(Cost $6,074,373)
5,894,653
Indiana — 0.7%
Indiana Finance Authority, Water
Revenue,
5.00%, 10/1/36
500,000 560,902
Northern Indiana Commuter
Transportation District, Transit
Revenue,
5.00%, 1/1/54
485,000 492,309
(Cost $1,068,137)
1,053,211
Kentucky — 1.7%
County of Carroll KY, Industrial
Revenue,
Series 2, 4.25%, 10/1/34
300,000 298,609
Kenton County Airport Board,
Private Airport & Marina
Revenue,
Series A, 5.25%, 1/1/49
1,000,000 1,012,284
Kentucky Public Energy
Authority, Natural Gas
Revenue,
Series A, 5.25%, 6/1/55
1,000,000 1,051,075
(Cost $2,415,315)
2,361,968
Louisiana — 0.6%
Louisiana Stadium & Exposition
District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48
450,000 454,530
Series A, 5.25%, 7/1/53
420,000 425,986
(Cost $921,890)
880,516
Maryland — 0.6%
Maryland State Transportation
Authority, Highway Revenue
Tolls,
4.00%, 7/1/50
650,000 586,123
Series A, 5.00%, 7/1/51
255,000 258,379
(Cost $971,101)
844,502

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
Massachusetts — 1.5%
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Sales Tax
Revenue,
Series A-1, 4.00%, 7/1/51
605,000 531,279
Series B, 5.00%, 7/1/55
100,000 101,866
Series B, 5.25%, 7/1/55
1,000,000 1,037,992
Massachusetts Port Authority,
Private Airport & Marina
Revenue,
Series E, AMT, 5.00%, 7/1/51
505,000 506,063
(Cost $2,357,481)
2,177,200
Michigan — 1.4%
Michigan State Hospital Finance
Authority, Health Hospitality
Nursehome Revenue,
Series A-1, 5.00%, 11/15/46
400,000 408,553
State of Michigan Trunk Line
Revenue, Fuel Sales Tax
Revenue,
5.00%, 11/15/28
1,000,000 1,050,551
Series B, 4.00%, 11/15/45
550,000 500,695
(Cost $2,029,884)
1,959,799
Minnesota — 0.4%
Minneapolis-St Paul
Metropolitan Airports
Commission, Private Airport &
Marina Revenue,
Series A, 5.00%, 1/1/52
40,000 40,269
Minnesota Municipal Power
Agency, Electric, Power &
Light Revenue,
5.00%, 10/1/28
500,000 522,843
(Cost $565,918)
563,112
Nebraska — 0.3%
Omaha Airport Authority, Private
Airport & Marina Revenue,
5.25%, 12/15/54
(Cost $420,263)
400,000 405,976
Nevada — 2.0%
County of Clark NV, Fuel Sales
Tax Revenue,
4.00%, 7/1/40
500,000 480,348
Las Vegas Convention & Visitors
Authority, Hotel Occupancy
Tax,
Series B, 4.00%, 7/1/49
290,000 254,517
Reno-Tahoe Airport Authority,
Private Airport & Marina
Revenue,
Series A, 5.50%, 7/1/51
2,000,000 2,078,516
(Cost $2,869,435)
2,813,381
Principal
Amount $ Value $
New Jersey — 1.4%
New Jersey Turnpike Authority,
Highway Revenue Tolls,
5.00%, 1/1/42
300,000 314,371
Series B, 5.25%, 1/1/52
1,005,000 1,037,564
South Jersey Transportation
Authority, Highway Revenue
Tolls,
Series A, 4.625%, 11/1/47
100,000 96,485
Series A, 5.25%, 11/1/52
500,000 511,830
(Cost $1,987,475)
1,960,250
New York — 19.7%
Battery Park City Authority,
Miscellaneous Revenue,
Series A, 5.00%, 11/1/48
65,000 67,752
5.00%, 11/1/50
1,000,000 1,042,596
Series A, 5.00%, 11/1/53
255,000 262,020
5.25%, 11/1/55
1,000,000 1,047,485
Long Island Power Authority,
Electric, Power & Light
Revenue,
Series E, 5.00%, 9/1/48
350,000 360,448
Series A, 5.00%, 9/1/54
300,000 302,435
Metropolitan Transportation
Authority Dedicated Tax Fund,
Fuel Sales Tax Revenue,
Series B-2, 5.00%, 11/15/46
1,000,000 1,039,751
Series B-2, 5.00%, 11/15/47
400,000 413,200
Metropolitan Transportation
Authority, Transit Revenue,
Series D, 5.00%, 11/15/30
580,000 598,899
Series E, 4.00%, 11/15/45
400,000 353,209
Series D-3, 4.00%, 11/15/49
140,000 121,763
Series C-1, 5.25%, 11/15/55
500,000 504,509
New York City Municipal Water
Finance Authority, Water
Revenue,
Series BB, Sub-Series BB-2,
5.00%, 6/15/39
100,000 107,098
Series BB-1, 5.00%, 6/15/44
140,000 144,876
Series BB-1, 4.00%, 6/15/45
255,000 233,381
Series DD, 5.25%, 6/15/46
200,000 209,503
Series BB, 5.00%, 6/15/48
250,000 256,091
Series AA-1, 5.00%, 6/15/50
140,000 142,365
Series CC-1, 5.00%, 6/15/51
250,000 255,092
Series CC-1, 5.00%, 6/15/52
400,000 406,838
Series AA-1, 5.25%, 6/15/52
505,000 516,613
Sub-Series AA-1, 5.25%,
6/15/53
200,000 205,473
Series BB, Sub-Series BB-1,
5.25%, 6/15/54
400,000 410,601
Series CC, Sub-Series CC-1,
5.25%, 6/15/54
900,000 922,858
Series BB, 5.25%, 6/15/55
700,000 718,896

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
New York City Transitional
Finance Authority Future Tax
Secured Revenue, Income Tax
Revenue,
Series F, Sub-Series F-1,
5.00%, 11/1/36
150,000 163,810
5.00%, 11/1/37
35,000 37,854
5.00%, 2/1/38
20,000 21,685
5.00%, 11/1/38
45,000 48,213
Series F, Sub Series F-1,
5.00%, 11/1/39
180,000 191,299
5.00%, 2/1/40
270,000 287,527
5.00%, 11/1/40
710,000 748,797
5.00%, 2/1/41
25,000 26,246
Series F, Sub-Series F-1,
5.25%, 2/1/52
2,350,000 2,415,186
New York Power Authority,
Electric, Power & Light
Revenue,
Series A, 4.00%, 11/15/47
115,000 104,533
New York Transportation
Development Corp., Private
Airport & Marina Revenue,
5.00%, 12/1/42
1,000,000 1,016,186
5.00%, 6/30/49
450,000 442,966
5.25%, 6/30/49
500,000 498,885
6.00%, 6/30/59
700,000 732,319
Triborough Bridge & Tunnel
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series A, 4.00%, 5/15/48
360,000 327,786
Series D-2, 5.50%, 5/15/52
650,000 678,121
Series A, 5.00%, 5/15/53
95,000 96,027
Series A, 5.25%, 5/15/62
60,000 61,200
Seies A-3, 5.25%, 5/15/64
300,000 305,676
Series A-2, 5.25%, 5/15/64
1,400,000 1,419,516
Triborough Bridge & Tunnel
Authority, Fuel Sales Tax
Revenue,
Series D-1A, 5.00%, 11/15/39
510,000 539,102
Series D-2, 5.25%, 5/15/47
1,000,000 1,046,314
Triborough Bridge & Tunnel
Authority, Highway Revenue
Tolls,
Series B, 5.00%, 11/15/36
1,085,000 1,097,334
Triborough Bridge & Tunnel
Authority, Miscellaneous
Taxes,
Series C-1A, 4.00%, 5/15/46
600,000 551,829
5.00%, 12/1/50
40,000 40,517
Series A-1, 5.00%, 5/15/51
2,000,000 2,035,293
Series C-1A, 5.00%, 5/15/51
225,000 229,346
Series A, 5.25%, 12/1/54
850,000 871,707
Series A, 5.50%, 12/1/59
1,000,000 1,045,722
Principal
Amount $ Value $
Utility Debt Securitization
Authority, Electric, Power &
Light Revenue,
Series TE, 5.00%, 12/15/39
205,000 220,360
(Cost $29,125,351)
27,945,108
North Carolina — 2.2%
City of Charlotte NC Airport
Revenue, Private Airport &
Marina Revenue,
Series A, 5.00%, 7/1/48
1,310,000 1,345,135
Series A, 5.25%, 7/1/55
400,000 416,958
City of Charlotte Nc Water &
Sewer System Revenue,
Water Revenue,
5.00%, 7/1/49
1,010,000 1,047,943
5.00%, 7/1/54
250,000 257,225
(Cost $3,084,878)
3,067,261
Ohio — 2.6%
American Municipal Power,
Inc., Electric, Power & Light
Revenue,
Series A, 5.00%, 2/15/37
500,000 539,100
Columbus Regional Airport
Authority, Private Airport &
Marina Revenue,
Series A, 5.50%, 1/1/50
1,000,000 1,035,816
Series A, 5.50%, 1/1/55
400,000 411,320
County of Hamilton OH Sales
Tax Revenue, Sales Tax
Revenue,
5.00%, 12/1/29
1,000,000 1,066,881
Franklin County Convention
Facilities Authority, Industrial
Revenue,
5.00%, 12/1/51
100,000 93,743
Ohio Turnpike & Infrastructure
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 2/15/39
350,000 372,059
Ohio Water Development
Authority, Intergovernmental,
5.00%, 6/1/46
225,000 232,771
(Cost $3,805,405)
3,751,690
Oklahoma — 0.8%
Oklahoma City Water Utilities
Trust, Water Revenue,
5.25%, 7/1/64
500,000 517,107
Oklahoma Turnpike Authority,
Highway Revenue Tolls,
Series A, 5.25%, 1/1/50
265,000 278,128
5.50%, 1/1/53
320,000 333,261
(Cost $1,166,009)
1,128,496

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
Oregon — 0.5%
Port of Portland OR Airport
Revenue, Private Airport &
Marina Revenue,
Series 25B, AMT, 5.00%,
7/1/44
315,000 318,648
Series 28, AMT, 4.00%, 7/1/47
500,000 442,033
(Cost $808,840)
760,681
Pennsylvania — 5.7%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 1/1/51
500,000 493,802
Series A, 5.50%, 1/1/53
500,000 512,513
City of Philadelphia PA Water &
Wastewater, Water Revenue,
Series A, 5.00%, 11/1/50
500,000 505,889
Pennsylvania Turnpike
Commission, Highway
Revenue Tolls,
Sub-Series B-1, 5.00%, 6/1/31
1,215,000 1,233,235
Series B, 4.00%, 12/1/46
390,000 349,820
Series C, 5.00%, 12/1/46
45,000 46,424
Sub-Series A, 4.00%, 12/1/49
285,000 255,294
Series A, 4.00%, 12/1/50
255,000 219,983
Series B, 5.00%, 12/1/50
1,705,000 1,725,268
Series B, 4.00%, 12/1/51
300,000 256,595
Philadelphia Gas Works Co.,
Natural Gas Revenue,
5.00%, 10/1/30
2,000,000 2,149,146
Series A, 5.25%, 8/1/54
300,000 309,488
(Cost $8,468,741)
8,057,457
South Carolina — 0.4%
Charleston County Airport
District, Private Airport &
Marina Revenue,
Series A, 5.25%, 7/1/54
200,000 202,338
Series B, 5.25%, 7/1/54
300,000 307,601
(Cost $524,871)
509,939
Tennessee — 0.5%
City of Clarksville TN Water
Sewer & Gas Revenue, Water
Revenue,
Series A, 4.00%, 2/1/51
380,000 337,602
Metropolitan Nashville Airport
Authority, Private Airport &
Marina Revenue,
Series B, AMT, 5.25%, 7/1/47
400,000 408,560
(Cost $783,913)
746,162
Texas — 11.8%
City of Austin TX Airport System
Revenue, Private Airport &
Marina Revenue,
5.25%, 11/15/47
100,000 102,419
Principal
Amount $ Value $
5.00%, 11/15/52
200,000 197,439
City of Austin TX Water &
Wastewater System Revenue,
Water Revenue,
Series C, 5.00%, 11/15/50
305,000 308,967
City of El Paso TX Water &
Sewer Revenue, Water
Revenue,
5.00%, 3/1/49
100,000 104,559
5.25%, 3/1/49
400,000 413,750
City of Georgetown TX Utility
System Revenue, Multiple
Utility Revenue,
4.25%, 8/15/47
500,000 461,703
City of Houston TX Airport
System Revenue, Private
Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%,
7/1/46
575,000 505,380
City of Houston TX Combined
Utility System, Water
Revenue,
Series C, 3.00%, 11/15/47
145,000 103,545
City of San Antonio TX Electric
& Gas Systems Revenue,
Electric, Power & Light
Revenue,
Series B, 3.65%, 2/1/56
1,000,000 1,001,128
County of Harris TX Toll Road
Revenue, Highway Revenue
Tolls,
Series A, 5.25%, 8/15/49
500,000 517,828
Series A, 5.25%, 8/15/54
200,000 205,596
Dallas Fort Worth International
Airport
Series B, 5.00%, 11/1/47
600,000 615,825
Dallas Fort Worth International
Airport, Private Airport &
Marina Revenue,
Series B, 4.00%, 11/1/45
105,000 96,268
Harris County Industrial
Development Corp., Industrial
Revenue,
4.05%, 11/1/50
1,000,000 1,018,392
Harris County Toll Road
Authority, Highway Revenue
Tolls,
4.00%, 8/15/50
670,000 575,598
Lower Colorado River Authority,
Intergovernmental,
5.00%, 5/15/31
200,000 216,599
North Texas Tollway Authority,
Highway Revenue Tolls,
4.125%, 1/1/39
500,000 487,350
Series A, 5.00%, 1/1/40
120,000 125,328

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Principal
Amount $ Value $
Port Authority of Houston of
Harris County Texas, Private
Airport & Marina Revenue,
5.00%, 10/1/53
650,000 654,636
San Antonio Water System,
Water Revenue,
Series A, 4.00%, 5/15/51
335,000 288,979
Texas Water Development
Board, Water Revenue,
4.00%, 10/15/39
1,000,000 970,584
4.25%, 10/15/41
290,000 281,512
Series A, 4.75%, 10/15/43
255,000 258,617
Series A, 5.00%, 10/15/44
275,000 287,543
Series A, 5.00%, 10/15/49
540,000 554,609
4.75%, 10/15/50
1,000,000 988,797
4.00%, 4/15/51
525,000 458,166
4.00%, 10/15/51
300,000 262,832
Series A, 5.25%, 10/15/51
450,000 466,769
4.80%, 10/15/52
770,000 759,967
Series A, 5.00%, 10/15/53
1,000,000 1,019,859
5.00%, 10/15/57
940,000 952,240
Series A, 5.00%, 10/15/58
1,100,000 1,115,640
5.00%, 10/15/60
400,000 406,383
(Cost $17,781,156)
16,784,807
Utah — 0.5%
City of Salt Lake City Ut Airport
Revenue, Private Airport &
Marina Revenue,
Series A, 5.25%, 7/1/48
300,000 306,573
Intermountain Power Agency,
Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/41
435,000 452,159
(Cost $771,828)
758,732
Washington — 3.2%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue,
Series S-1, 3.00%, 11/1/36
400,000 362,615
Series S-1, 4.00%, 11/1/46
700,000 654,628
Clark County Public Utility
District No. 1 Electric Revenue,
Electric, Power & Light
Revenue,
5.00%, 1/1/28
750,000 772,736
Energy Northwest, Nuclear
Revenue,
Series A, 5.00%, 7/1/34
865,000 892,799
5.00%, 7/1/37
350,000 373,491
Series A, 5.00%, 7/1/39
105,000 112,450
Series A, 5.00%, 7/1/40
500,000 530,967
Port of Seattle WA, Private
Airport & Marina Revenue,
5.00%, 4/1/32
250,000 268,584
Principal
Amount $ Value $
Series B, AMT, 5.00%, 8/1/47
500,000 501,341
(Cost $4,646,229)
4,469,611
West Virginia — 0.2%
West Virginia Parkways
Authority, Highway Revenue
Tolls,
5.00%, 6/1/47
(Cost $289,354)
250,000 255,578
TOTAL MUNICIPAL BONDS
(Cost $142,058,339 )
136,418,360
Number
of Shares
CASH EQUIVALENTS — 8.7%
DWS Government Money Market
Series "Institutional Shares",
3.65% (a)
(Cost $12,344,535)
12,344,535
12,344,535
TOTAL INVESTMENTS
— 104.9%
(Cost $154,402,874)
148,762,895
Other assets and liabilities,
net — (4.9%)
(6,926,370)
NET ASSETS — 100.0%
141,836,525

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond Active ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
RVNU-PH1
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
CASH EQUIVALENTS — 8.7%
DWS Government Money Market Series "Institutional Shares", 3.65% (a)
— 18,036,290 (5,691,755) — — 22,569 — 12,344,535 12,344,535
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
AMT: Alternative Minimum Tax
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 136,418,360 $ — $ 136,418,360
Short-Term Investments (a)
12,344,535 — — 12,344,535
TOTAL
$ 12,344,535 $ 136,418,360 $ — $ 148,762,895
(a)
See Schedule of Investments for additional detailed categorizations.